Accounting Policies Business Segments (Detail: Text values) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Impact on noninterest expenses from restatements for DBCM, Corporate Bank	€ 98	€ 151
Impact on noninterest expenses from restatements for DBCM, Investment Bank	19	33
Impact on noninterest expenses from restatements for DBCM, Private Bank	53	77
Impact on noninterest expenses from restatements for DBCM, Asset Management	13	14
Impact on noninterest expenses from restatements for DBCM, Corporate and Other	€ 183	€ 275